DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

8.      DEBT

In March 2012, the Group entered into a five-year bank credit facility under which the Group can borrow up to RMB 500,000 by May 21, 2015, which is subject to bank’s reevaluation from time to time. The credit facility has a specified expiration schedule for draw down. The interest rate for each draw down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. As of December, 31, 2012, the Group had drawn down the credit facility of RMB1,000, repaid RMB1,000, and RMB100,000 of the credit facility has expired. As of December, 31, 2013, the Group had drawn down nil. As of December 31, 2013, credit facility of RMB399,000 was available for future borrowing, which will expire on May 21, 2015. The weighted average interest rate for borrowings drawn under such credit facility was 6.9% for the year ended December 31, 2012. The credit facility is restricted to certain hotels’ renovation and the credit facility was not collateralized.

In September 2012, the Group entered into a three-year revolving bank credit facility under which the Group can draw-down up to RMB300,000 by October 9, 2015. As of December 31, 2012 and 2013, the Group has drawn down the credit facility of nil and RMB104,540 and repaid nil and RMB104,540, respectively. The weighted average interest rate for borrowings drawn under such credit facility was 6.0% for the year ended December 31, 2013. In December 2013, the Group renewed the bank credit facility under which the Group can borrow up to RMB 500,000 by December 11, 2016. The interest rate for this credit facility was determined on the draw-down date and the credit facility was not collateralized. As of December 31, 2013, a letter of guarantee of RMB700 was issued under this credit facility, and RMB499,300 was available for future borrowing.

In December 2012, the Group entered into a thirty-month bank credit facility under which the Group can draw down up to US$10 million by April 5, 2013. The interest rate for each draw down is based on the twelve-month London Interbank Offered Rate (“Libor”) on draw-down date plus 2.7%.  Each draw down will be guaranteed by letter of guarantee or stand-by letter of credit.  As of December 31, 2013, the Group has drawn down US$200 thousand and repaid US$200 thousand and the facility has expired. The weighted average interest rate for borrowings drawn under such credit facility was 3.54% for the year ended December 31, 2013.

In December 2013, the Group signed a one-year entrusted loan contract with a subsidiary of Ctrip.com International, Ltd. under which the Group can borrow up to RMB 300,000 for the period from January 6, 2014 to January 5, 2015. The interest rate of this borrowing is 5.4%. According to the agreement, the Group shall settle the unpaid principal and interest with its ordinary shares if the loan is in default.